Statement of Changes in Net Assets Available for Benefits - EBP 001 $ in Millions	12 Months Ended
Dec. 31, 2025 USD ($)
Contributions:
Participant contributions	$ 38.0
Employer contributions	25.6
Rollover contributions	3.9
Total contributions	67.5
Interest income on participant notes receivable	2.0
Investment income:
Net appreciation in fair value of investments	119.0
Dividend income	5.5
Total investment income	124.5
Other income	0.1
Total additions	194.1
Deductions:
Benefits paid to participants	221.6
Administrative fees	0.5
Other expense	0.3
Total deductions	222.4
Net decrease in net assets	(28.3)
Net assets available for benefits, beginning of year	865.1
Net assets available for benefits, end of year	$ 836.8